Debt instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of debt instruments

Debt instruments comprise the following at December 31:

	2021	2020
	US$'000	US$'000
Notes carried at amortised cost
Secured Super Senior Notes	60,000	—
Secured Reinstated Senior Notes	351,003	—
Unsecured Stub Notes	4,942	350,000
Unamortised issuance costs	(6,064)	(3,380)
Accrued coupon interest	30,416	10,888
Total	440,297	357,508

Amount due for settlement within 12 months	35,359	10,888
Amount due for settlement after 12 months	404,938	346,620
Total	440,297	357,508